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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06023
                                   ---------------------------------------------

                          Managed Municipal Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 West 57th Street, 18th Floor        New York, New York            10019
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         (Address of principal executive offices)                   (Zip code)

                           R. Alan Medaugh, President

ISI, Inc.    40 West 57th Street, 18th Floor    New York, New York    10019
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                            ---------------------------

Date of reporting period:       January 31, 2009
                            ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

MANAGED MUNICIPAL FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

                                                                                         RATINGS
                                                            INTEREST      MATURITY      (MOODY'S/      PRINCIPAL         MARKET
SECURITY                                                      RATE          DATE         S&P) 1         AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 93.07%

GENERAL OBLIGATIONS - 61.68%
 Alexandria, VA, Capital Improvements                        4.250%       06/15/21       Aaa/AAA     $ 3,300,000     $  3,421,506
 Arlington County, VA, State Aid Withholding                 5.000%       10/01/14       Aaa/AAA       1,080,000        1,093,900
 Arlington County, VA, State Aid Withholding                 4.500%       01/15/28       Aaa/AAA       2,000,000        1,984,840
 Cary, NC                                                    5.000%       03/01/18       Aaa/AAA       2,000,000        2,133,100
 Dallas, TX                                                  4.000%       02/15/16       Aa1/AA+       2,450,000        2,566,718
 Delaware State, Series A                                    4.200%       01/01/20       Aaa/AAA       1,675,000        1,722,235
 Delaware State, Series B                                    3.250%       01/01/21       Aaa/AAA       2,000,000        1,934,120
 Du Page County, IL, Jail Project                            5.600%       01/01/21       Aaa/AAA       1,600,000        1,875,120
 Florida State, Board of Education, Public
     Education, Series I                                     4.125%       06/01/21       Aa1/AAA       3,000,000        3,020,730
 Georgia State, Series B                                     3.000%       04/01/27       Aaa/AAA       1,000,000          776,160
 Georgia State, Series G                                     4.125%       10/01/23       Aaa/AAA       2,000,000        2,025,120
 Gwinnett County, GA, School District                        5.000%       02/01/36       Aaa/AAA       1,500,000        1,509,720
 Henrico County, VA, Public Improvements                     4.250%       07/15/24       Aaa/AAA       2,830,000        2,853,829
 Maryland State, Capital Improvements, Series A              4.000%       02/15/20       Aaa/AAA       4,000,000        4,183,200
 Mecklenburg County, NC, Public Improvements,
     Series A                                                4.000%       02/01/20       Aaa/AAA       3,000,000        3,114,630
 Missouri State, Fourth State Building, Series A             4.125%       10/01/19       Aaa/AAA       2,000,000        2,077,060
 Montgomery County, MD, Public Improvements,
     Series A                                                4.000%       05/01/21       Aaa/AAA       2,450,000        2,500,543
 Prince Georges County, MD, Public
     Improvements                                            4.125%       07/15/26       Aa1/AAA       2,000,000        1,897,160
 Salt Lake City, UT, School District, School Board
     Guaranty, Series A                                      4.500%       03/01/20       Aaa/NR        2,240,000        2,341,472
 South Carolina State, Highway, Series B                     5.000%       04/01/19       Aaa/AA+       1,000,000        1,051,860
 Virginia State, Series B                                    4.250%       06/01/26       Aaa/AAA       2,500,000        2,469,650
 Washington, MD, Suburban Sanitation District,
     Water Supply                                            4.250%       06/01/26       Aaa/AAA       2,500,000        2,472,650
 Washington State, Series F                                  4.500%       07/01/27       Aa1/AA+       2,500,000        2,429,725
                                                                                                                     ------------
                                                                                                                     $ 51,455,048
                                                                                                                     ------------

REVENUE - 7.81%
 Fairfax County, VA, Water Authority Water
     Revenue                                                 4.500%       04/01/27       Aaa/AAA     $ 2,500,000     $  2,475,375
 Florida Water Pollution Control, Series A                   5.000%       01/15/29       Aaa/AAA         500,000          491,930
 Florida Water Pollution Control, Series A                   5.100%       01/15/29       Aaa/AAA         550,000          547,943
 Texas, Water Development Board Revenue,
     State Revolving Fund-Senior Lein, Series A              4.750%       07/15/20       Aaa/AAA       3,000,000        3,003,150
                                                                                                                     ------------
                                                                                                                     $  6,518,398
                                                                                                                     ------------

MANAGED MUNICIPAL FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                         RATINGS
                                                            INTEREST      MATURITY      (MOODY'S/      PRINCIPAL         MARKET
SECURITY                                                      RATE          DATE         S&P) 1          AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 93.07% (CONTINUED)
PREREFUNDED ISSUES 2 - 23.58%
 Charlotte, NC, Water & Sewer System
     Revenue, 06/01/09 @ 101                                 5.250%       06/01/24       Aa1/AAA     $ 1,600,000     $  1,641,872
 Chesterfield County, VA, 01/15/10 @ 100                     5.625%       01/15/14       Aaa/AAA       1,350,000        1,416,231
 Chesterfield County, VA, 01/15/11 @ 100                     5.000%       01/15/20       Aaa/AAA       1,000,000        1,076,020
 Florida State, Board of Education, Public
     Education Capital Outlay, Series A, 06/01/10 @ 101      5.125%       06/01/21       Aaa/AAA       1,000,000        1,067,500
 Georgia State, Series D, Refundable Balance,
     10/01/10 @ 100                                          5.000%       10/01/17       Aaa/AAA         390,000          417,678
 Guilford County, NC, Series B, 10/01/10 @ 102               5.250%       10/01/16       Aa1/AAA       3,000,000        3,280,380
 Gwinnett County, GA, Water & Sewer Authority,
     08/01/12 @ 100                                          5.250%       08/01/24       Aaa/AAA       1,500,000        1,700,865
 Minnesota State, 06/01/10 @ 100                             5.500%       06/01/18       Aa1/AAA       2,000,000        2,126,260
 North Carolina State, Public School Building,
     04/01/09 @ 102                                          4.600%       04/01/17       Aaa/AAA       5,000,000        5,135,550
 South Carolina State, State Institutional, Series A,
     03/01/10 @ 101                                          5.300%       03/01/17       Aaa/AA+       1,700,000        1,803,887
                                                                                                                     ------------
                                                                                                                     $ 19,666,243
                                                                                                                     ------------

TOTAL MUNICIPAL BONDS (COST $74,424,935)                                                                             $ 77,639,689
                                                                                                                     ------------

US TREASURY OBLIGATIONS - 1.59%
 US Treasury Notes                                           4.625%       07/31/09                   $   500,000     $    510,567
 US Treasury Notes                                           4.000%       08/31/09                       800,000          816,406
                                                                                                                     ------------
TOTAL US TREASURY OBLIGATIONS (COST $1,319,532)                                                                      $  1,326,973
                                                                                                                     ------------

REPURCHASE AGREEMENT - 4.30%
 JPMORGAN CHASE, N.A.
   Dated 01/31/09, 0.15%, principal and interest in the
   amount of $3,583,045 due 02/02/09, collateralized by
   US Treasury Bonds, par value of $2,480,000 due 08/15/21
   with a value of $3,656,989 (COST $3,583,000)                                                      $ 3,583,000     $  3,583,000
                                                                                                                     ------------

TOTAL INVESTMENTS - 98.96% (COST $79,327,467)                                                                        $ 82,549,662

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.04%                                                                             868,418
                                                                                                                     ------------

NET ASSETS - 100.00%                                                                                                 $ 83,418,080
                                                                                                                     ============

 1    Moody's Municipal Bond Ratings:
            Aaa   Judged to be of the best quality.
            Aa    Judged to be of high  quality  by all  standards.  Issues  are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

      S&P Municipal Bond Ratings:
            AAA   Of the highest quality.
            AA    The second  strongest  capacity for payment of debt  services.
                  Those  issues   determined   to  possess  very  strong  safety
                  characteristics are denoted with a plus (+) sign.
            NR    Bond is not rated by this Agency.

 2 Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

See Notes to Schedule of Investments.

MANAGED MUNICIPAL FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs

Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

      VALUATION INPUTS
      ===================================================================
      Level 1 - Quoted Prices                                $  3,583,000
      Level 2 - Other Significant Observable Inputs            78,966,662
                                                             ------------
      Total                                                  $ 82,549,662
                                                             ============

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

MANAGED MUNICIPAL FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2009:

      Tax cost of portfolio investments                      $ 79,327,467
                                                             ============

      Gross unrealized appreciation                          $  3,318,327
      Gross unrealized depreciation                               (96,132)
                                                             ------------

      Net unrealized appreciation                            $  3,222,195
                                                             ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Managed Municipal Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ R. Alan Medaugh
                              --------------------------------------------------
                                    R. Alan Medaugh, President

Date          March 13, 2009
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ R. Alan Medaugh
                              --------------------------------------------------
                                    R. Alan Medaugh, President

Date          March 13, 2009
         --------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          March 13, 2009
         --------------------------

* Print the name and title of each signing officer under his or her signature.